Debt - Super Senior Revolving Credit Facility (Details) - USD ($) $ in Millions		1 Months Ended		2 Months Ended
	Sep. 26, 2025	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Nov. 07, 2023
Super senior revolving credit facility, RCF
Debt Instrument [Line Items]
Revolving credit facility						$ 150.0
Basis spread on variable rate				3.25%
Commitment fee %	1.00%			40.00%
Period for termination				54 months
Repayments of credit facility		$ 40.0	$ 85.0
Proceeds from credit facility		$ 40.0	85.0
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility			45.0			$ 30.0
Super senior revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility					$ 200.0
Super Senior Revolving Credit and Guarantee Facility
Debt Instrument [Line Items]
Revolving credit facility			$ 195.0